Comparative Figures	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Comparative Figures [Text Block]	Note 9 – Comparative Figures Certain comparative figures have been reclassified in order to conform to the current period’s financial statement presentation.	Note 10 – Comparative Figures Certain comparative figures have been reclassified in order to conform to the current period’s financial statement presentation.